Balance Sheets - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 23,955,397	$ 5,127,958
Escrowed cash receivable	3,750,803	0
Grants receivable	30,135	132,472
Prepaid expenses and other current assets	341,025	391,253
Restricted cash, current portion	29,159	11,111
Total current assets	28,106,519	5,662,794
Property and equipment, net	34,183	43,243
Restricted cash, net of current portion	62,847	62,828
Total assets	28,203,549	5,768,865
Current liabilities:
Term debt, net of discount	0	2,353,667
Accounts payable	312,514	1,010,209
Accrued expenses and other current liabilities	1,290,683	947,987
Income taxes payable	3,230,000	0
Total current liabilities	4,833,197	4,311,863
License obligations	1,250,000	1,250,000
Total liabilities	6,083,197	5,561,863
Stockholders’ equity:
Preferred stock—$0.001 par value; 5,000,000 shares authorized; zero shares issued and outstanding at September 30, 2017 and December 31, 2016, respectively	0	0
Common stock—$0.001 par value; 200,000,000 shares authorized; 26,054,857 and 9,434,141 shares issued and outstanding at September 30, 2017 and December 31, 2016, respectively	26,055	9,434
Additional paid-in capital	77,167,922	70,232,651
Accumulated deficit	(55,073,625)	(70,035,083)
Total stockholders’ equity	22,120,352	207,002
Total liabilities and stockholders’ equity	$ 28,203,549	$ 5,768,865